OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Other Accounts Receivable And Prepaid Expenses Disclosure [Abstract]
Other Accounts Receivable And Prepaid Expenses Disclosure [Table Text Block]

	December 31,
	2015	2014
Prepaid expenses	$622	$159
Government authorities	22	33
Deferred costs(*)	291	94
	$935	$286
(*)	Inventory delivered to customers for which revenue criteria have not been met.